Revenue Recognition (Revenue Expected to be Recognized in Future Periods) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Offshore pipeline transportation services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	$ 74,200
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Marine transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	27,010
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Onshore facilities and transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	65,436
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Offshore pipeline transportation services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	51,256
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Marine transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	20,128
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Onshore facilities and transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	57,090
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Offshore pipeline transportation services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	34,562
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Marine transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Onshore facilities and transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	20,139
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Offshore pipeline transportation services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	22,828
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Marine transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Onshore facilities and transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	4,283
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Offshore pipeline transportation services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	12,076
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Marine transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Onshore facilities and transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Offshore pipeline transportation services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	123,371
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Marine transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Onshore facilities and transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Offshore pipeline transportation services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	318,293
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Marine transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	47,138
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Onshore facilities and transportation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods	$ 146,948